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PROSPECTUS SUPPLEMENT June 20, 1997*
                                                          Form #
IDS California Tax-Exempt Fund (Aug. 29, 1996)............S-6328K
IDS High Yield Tax-Exempt Fund (Jan. 29, 1997)............S-6340L
IDS Insured Tax-Exempt Fund (Aug. 29, 1996)...............S-6327K
IDS Intermediate Tax-Exempt Fund (Oct. 11, 1996)..........S-6353A
IDS Massachusetts Tax-Exempt Fund (Aug. 29, 1996).........S-6328K
IDS Michigan Tax-Exempt Fund (Aug. 29, 1996)..............S-6328K
IDS Minnesota Tax-Exempt Fund (Aug. 29, 1996).............S-6328K
IDS New York Tax-Exempt Fund (Aug. 29, 1996)..............S-6328K
IDS Ohio Tax-Exempt Fund (Aug. 29, 1996)..................S-6328K
IDS Tax-Exempt Bond Fund (Jan. 29, 1997)..................S-6310L

The prospectus section titled "Waivers of the sales charge for Class A shares" is modified as follows:

The final bullet point of this section is deleted in its entirety and replaced with the following:

" o Purchases made through or under a "wrap fee" product sponsored by American Express Financial Advisors Inc. (total amount of all investments must be $50,000); or a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company.

  o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders through December 31, 1997."

*Destroy - January 29, 1998
S-6920 A (6/97)